S-K 1602(a)(4) Forepart, Adjusted NTBV - $ / shares	Mar. 23, 2026	Jan. 31, 2026
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 5.57
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.57
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.58
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.58
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.01
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.01
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.17
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.16
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.25
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.26
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.43
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.43
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.42
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.42
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.99
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.99
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		9.83
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 9.84
No Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	$ (0.05)
Net Tangible Book Value, Adjusted, per Share	6.25
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	5.57
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	4.58
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	3.01
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	0.17
Full Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	6.26
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	5.57
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	4.58
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	3.01
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.05)
Net Tangible Book Value, Adjusted, per Share	$ 0.16